Retirement-Related Benefits - PBO, APBO, FV of Plan Assets, Funded Status (Details) - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personal Pension Plan (PPP)
Funded status of plan
Benefit plan assets transferred from plan		$ 6,000
Benefit plan obligations transferred from plan		$ 6,000
Overfunded plans
Funded status of plan
Benefit Obligations				$ 26,509	$ 36,369
Fair Value of Plan Assets				34,001	43,875
Funded Status				7,492	7,506
Underfunded plans
Funded status of plan
Benefit Obligations				18,964	21,165
Fair Value of Plan Assets				8,815	9,653
Funded Status				(10,149)	(11,512)
United States | Underfunded plans
Funded status of plan
Benefit Obligations				3,535	3,615
Fair Value of Plan Assets				6	10
Funded Status				(3,529)	(3,605)
United States | Pension Plan
Funded status of plan
Benefit Obligations				14,219	21,235	$ 21,493
Fair Value of Plan Assets				17,591	24,437	25,094
Funded Status				3,373	3,202
Benefit plan assets transferred from plan			$ 16,000
Benefit plan obligations transferred from plan			$ 16,000
United States | Pension Plan | Personal Pension Plan (PPP)
Funded status of plan
Funded Status				4,700
United States | Pension Plan | Overfunded plans
Funded status of plan
Benefit Obligations				12,941	19,854
Fair Value of Plan Assets				17,591	24,437
Funded Status				4,651	4,584
United States | Pension Plan | Underfunded plans
Funded status of plan
Benefit Obligations				1,278	1,382
Fair Value of Plan Assets				0	0
Funded Status				(1,278)	(1,382)
United States | Other Postretirement Benefits Plan
Funded status of plan
Benefit Obligations				2,257	2,233	2,369
Fair Value of Plan Assets				6	10	10
Funded Status				(2,251)	(2,224)
United States | Other Postretirement Benefits Plan | Underfunded plans
Funded status of plan
Benefit Obligations				2,257	2,233
Fair Value of Plan Assets				6	10
Funded Status				(2,251)	(2,224)
Non-U.S. Plans
Funded status of plan
Benefit plan assets transferred from plan	$ 1,200
Benefit plan obligations transferred from plan	$ 1,200
Non-U.S. Plans | Overfunded plans
Funded status of plan
Benefit Obligations				13,568	16,515
Fair Value of Plan Assets				16,410	19,438
Funded Status				2,842	2,923
Non-U.S. Plans | Underfunded plans
Funded status of plan
Benefit Obligations				15,429	17,550
Fair Value of Plan Assets				8,809	9,643
Funded Status				(6,620)	(7,907)
Non-U.S. Plans | Pension Plan
Funded status of plan
Benefit Obligations				28,490	33,479	31,261
Fair Value of Plan Assets				25,205	29,059	28,371
Funded Status				(3,286)	(4,420)
Non-U.S. Plans | Pension Plan | Overfunded plans
Funded status of plan
Benefit Obligations				13,568	16,515
Fair Value of Plan Assets				16,410	19,438
Funded Status				2,842	2,923
Non-U.S. Plans | Pension Plan | Qualified Plan | Underfunded plans
Funded status of plan
Benefit Obligations				10,482	11,946
Fair Value of Plan Assets				8,795	9,621
Funded Status				(1,688)	(2,325)
Non-U.S. Plans | Pension Plan | Nonqualified Plan | Underfunded plans
Funded status of plan
Benefit Obligations				4,440	5,018
Fair Value of Plan Assets				0	0
Funded Status				(4,440)	(5,018)
Non-U.S. Plans | Other Postretirement Benefits Plan
Funded status of plan
Benefit Obligations				507	586	531
Fair Value of Plan Assets				14	23	$ 29
Funded Status				(493)	(564)
Non-U.S. Plans | Other Postretirement Benefits Plan | Overfunded plans
Funded status of plan
Benefit Obligations				0	0
Fair Value of Plan Assets				0	0
Funded Status				0	0
Non-U.S. Plans | Other Postretirement Benefits Plan | Underfunded plans
Funded status of plan
Benefit Obligations				507	586
Fair Value of Plan Assets				14	23
Funded Status				$ (493)	$ (564)